FAIR VALUE OF ASSETS AND LIABILITIES - Fair value of assets and liabilities that are not measured at fair value (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	$ 289,855,048	$ 255,568,505
Liabilities	(255,929,590)	(227,453,292)
Not measured at fair value in statement of financial position but for which fair value is disclosed
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	219,764,600	188,363,522
Liabilities	(244,121,835)	(217,336,055)
Not measured at fair value in statement of financial position but for which fair value is disclosed | Deposits by customers
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	(211,619,686)	(182,022,114)
Not measured at fair value in statement of financial position but for which fair value is disclosed | Interbank deposits
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	(886,405)	(762,574)
Not measured at fair value in statement of financial position but for which fair value is disclosed | Repurchase agreements and other similar secured borrowing
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	(763,325)	(2,216,163)
Not measured at fair value in statement of financial position but for which fair value is disclosed | Borrowings from other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	(8,551,558)	(11,202,126)
Not measured at fair value in statement of financial position but for which fair value is disclosed | Debt Instruments in issue
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	(21,696,836)	(20,530,091)
Not measured at fair value in statement of financial position but for which fair value is disclosed | Preferred shares
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	(604,025)	(602,987)
Not measured at fair value in statement of financial position but for which fair value is disclosed | Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	6,502,271	5,200,688
Not measured at fair value in statement of financial position but for which fair value is disclosed | Debt instruments | Securities issued by the Colombian Government
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	147,502	131,530
Not measured at fair value in statement of financial position but for which fair value is disclosed | Debt instruments | Securities issued or secured by government entities
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	2,698,095	2,423,639
Not measured at fair value in statement of financial position but for which fair value is disclosed | Debt instruments | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	592,244	270,745
Not measured at fair value in statement of financial position but for which fair value is disclosed | Debt instruments | Securities issued by foreign governments
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	501,022	390,290
Not measured at fair value in statement of financial position but for which fair value is disclosed | Debt instruments | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	2,563,408	1,984,484
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans and advances to customers, net
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	213,262,329	183,162,834
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 1
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	1,799,143	1,254,215
Liabilities	(11,673,618)	(10,507,774)
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 1 | Debt Instruments in issue
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	(11,673,618)	(10,507,774)
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 1 | Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	1,799,143	1,254,215
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 1 | Debt instruments | Securities issued by the Colombian Government
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	147,502	131,530
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 1 | Debt instruments | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	294,421	238,317
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 1 | Debt instruments | Securities issued by foreign governments
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	318,035	239,623
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 1 | Debt instruments | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	1,039,185	644,745
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 2
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	543,336	163,932
Liabilities	(32,075,227)	(37,716,312)
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 2 | Deposits by customers
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	(24,126,509)	(29,309,307)
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 2 | Debt Instruments in issue
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	(7,948,718)	(8,407,005)
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 2 | Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	543,336	163,932
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 2 | Debt instruments | Securities issued or secured by government entities
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	50,598
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 2 | Debt instruments | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	294,717
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 2 | Debt instruments | Securities issued by foreign governments
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	182,987	150,667
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 2 | Debt instruments | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	15,034	13,265
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 3
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	217,422,121	186,945,375
Liabilities	(200,372,990)	(169,111,969)
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 3 | Deposits by customers
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	(187,493,177)	(152,712,807)
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 3 | Interbank deposits
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	(886,405)	(762,574)
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 3 | Repurchase agreements and other similar secured borrowing
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	(763,325)	(2,216,163)
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 3 | Borrowings from other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	(8,551,558)	(11,202,126)
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 3 | Debt Instruments in issue
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	(2,074,500)	(1,615,312)
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 3 | Preferred shares
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	(604,025)	(602,987)
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 3 | Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	4,159,792	3,782,541
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 3 | Debt instruments | Securities issued or secured by government entities
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	2,647,497	2,423,639
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 3 | Debt instruments | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	3,106	32,428
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 3 | Debt instruments | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	1,509,189	1,326,474
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 3 | Loans and advances to customers, net
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	$ 213,262,329	$ 183,162,834